Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions Reconciliation

	Group
	Conduct remediation
	PPI £m	Other products £m	FSCS and Bank Levy £m	Property £m	Off-balance sheet ECL £m	Regulatory and other £m	Total £m
At 31 December 2018	246	30	44	40	56	99	515
Adoption of IFRS 16 (see Note 1)	—	—	—	17	—	—	17

At 1 January 2019	246	30	44	57	56	99	532
Additional provisions (see Note 8 )	169	0	87	44	22	166	488
Provisions released (see Note 8)	0	0	(5)	(21)	0	(3)	(29)
Utilisation and other (1)	(226)	(5)	(90)	(19)	0	(86)	(426)
Recharge (2)	0	0	12	0	0	0	12

At 31 December 2019	189	25	48	61	78	176	577

To be settled:
- Within 12 months	189	18	48	45	78	172	550
- In more than 12 months	0	7	0	16	0	4	27

	189	25	48	61	78	176	577

(1)
Utilisation and other included a transfer
from ‘PPI’ to
 ‘Regulatory and other’ in respect of an ongoing legal dispute. No further information has been provided on the basis it would be seriously prejudicial.

(2)	This relates to a recharge in respect of the UK Bank Levy paid on behalf of other UK entities of Banco Santander SA.